UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02363
                                               --------------------

                       Cornerstone Total Return Fund, Inc.
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               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                           10179
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    (Address of principal executive offices)                     (Zip code)

                                 Kayadti Madison

   Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2007
                               -----------------

Date of reporting period:      September 30, 2007
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         NO. OF
DESCRIPTION                                              SHARES          VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES - 99.62%
  CLOSED-END FUNDS - 8.28%
    Adams Express Company                                 70,400    $  1,052,480
    Boulder Growth & Income Fund Inc. ^                    6,334          61,693
    Boulder Total Return Fund, Inc. ^                     13,900         293,707
    Central Europe and Russia Fund, Inc. (The) ^           2,500         140,025
    Cohen & Steers Select Utility Fund, Inc. ^             6,000         156,480
    Dreman/Claymore Dividend & Income Fund ^              51,900       1,036,443
    H&Q Healthcare Investors                               5,100          88,230
    H&Q Life Sciences Investors                            6,000          81,180
    Japan Equity Fund                                     13,000         103,870
    Liberty All-Star Growth Fund, Inc. ^                  88,575         516,392
    Neuberger Berman Real Estate Income Fund Inc.          8,500         191,165
    Petroleum & Resources Corporation                      3,000         121,140
    Templeton Emerging Markets Fund ^                      3,000          71,370
    Zweig Fund, Inc. ^                                    33,000         171,930
                                                                    ------------
                                                                       4,086,105
                                                                    ------------
  CONSUMER DISCRETIONARY - 8.72%
    Amazon.com, Inc. *                                     2,500         232,875
    Bed Bath & Beyond Inc. ^ *                             2,500          85,300
    Citadel Broadcasting Corporation ^                       614           2,554
    Coach, Inc. *                                          2,500         118,175
    Comcast Corporation, Class A *                         9,012         217,910
    Comcast Corporation, Special Class A *                 4,250         101,830
    DIRECTV Group, Inc. (The) *                            4,000          97,120
    Ford Motor Company ^                                  14,000         118,860
    Goodyear Tire & Rubber Company (The) ^ *               2,500          76,025
    Hilton Hotels Corporation                              2,500         116,225
    Home Depot, Inc. (The) ^                               9,000         291,960
    J.C. Penney Company, Inc. ^                            2,500         158,425
    Kohl's Corporation *                                   2,500         143,325
    Lowe's Companies, Inc.                                 4,900         137,298
    Marriott International, Inc., Class A                  5,000         217,350
    Mattel, Inc. ^                                         4,500         105,570
    McDonald's Corporation                                 5,100         277,797
    McGraw-Hill Companies, Inc. (The)                      2,500         127,275
    News Corporation, Class B                              2,500          58,475
    NIKE, Inc., Class B                                    2,500         146,650
    Nordstrom, Inc. ^                                      2,500         117,225
    Omnicom Group Inc.                                     3,000         144,270
    Staples, Inc.                                          3,150          67,694
    Starbucks Corporation *                                2,500          65,500
    Target Corporation ^                                   4,600         292,422
    Tata Motors Limited ^ ADR                              2,500          47,850
    Time Warner Inc.                                      17,000         312,120
    TJX Companies, Inc. (The) ^                            2,500          72,675
    Viacom Inc., Class B *                                 2,000          77,940
    Walt Disney Company (The)                              8,000         275,120
                                                                    ------------
                                                                       4,303,815
                                                                    ------------



                                                         NO. OF
DESCRIPTION                                              SHARES          VALUE
--------------------------------------------------------------------------------

  CONSUMER STAPLES - 8.75%
    Altria Group, Inc.                                     7,700         535,381
    Coca-Cola Company (The)                               11,000         632,170
    Colgate-Palmolive Company                              2,500         178,300
    ConAgra Foods, Inc.                                    2,500          65,325
    CVS Corporation                                        4,175         165,455
    H.J. Heinz Company ^                                   2,700         124,740
    Kraft Foods Inc, Class A ^                             5,328         183,869
    Kroger Co. (The)                                       3,600         102,672
    PepsiCo, Inc.                                          5,000         366,300
    Procter & Gamble Company (The) ^                      11,472         806,940
    Safeway Inc.                                           1,900          62,909
    Sysco Corporation                                      2,500          88,975
    Tyson Foods, Inc.                                      2,500          44,625
    Walgreen Co.                                           5,600         264,544
    Wal-Mart Stores, Inc.                                 16,000         698,400
                                                                    ------------
                                                                       4,320,605
                                                                    ------------
  ENERGY - 10.58%
    Chevron Corporation ^                                 10,068         942,163
    Exxon Mobil Corporation ^                             32,000       2,961,922
    Halliburton Company                                    2,500          96,000
    Marathon Oil Corp.                                     2,500         142,550
    NiSource Inc.                                          2,500          47,850
    Peabody Energy Corporation                             2,500         119,675
    Schlumberger Limited                                   5,000         525,000
    Spectra Energy Corporation                             2,500          61,200
    Weatherford International Ltd. *                       2,500         167,950
    XTO Energy, Inc.                                       2,500         154,600
                                                                    ------------
                                                                       5,218,910
                                                                    ------------
  FINANCIALS - 17.29%
    AFLAC Incorporated                                     1,500          85,560
    Allstate Corporation (The)                             2,500         142,975
    American Express Company                               3,500         207,795
    American International Group, Inc.                    12,331         834,192
    Ameriprise Financial, Inc.                             1,220          76,994
    Aon Corporation                                        2,500         112,025
    Bank of America Corporation                           14,521         729,971
    Bank of New York Mellon Corporation                    2,300         101,522
    BB&T Corporation ^                                     2,000          80,780
    Charles Schwab Corporation (The) ^                     8,200         177,120
    Chubb Corporation (The) ^                              2,000         107,280
    Citigroup Inc.                                        25,600       1,194,752
    Discover Financial Services                            1,850          38,480
    Fannie Mae                                             3,200         194,592
    Fifth Third Bancorp ^                                  2,500          84,700
    Franklin Resources, Inc. ^                             2,500         318,750
    Freddie Mac ^                                          3,300         194,733
    Goldman Sachs Group, Inc. (The) ^                      3,000         650,220
    JPMorgan Chase & Co.                                  10,200         467,364
    KeyCorp                                                2,500          80,825
    Lehman Brothers Holdings Inc. ^                        2,500         154,325
    Merrill Lynch & Co., Inc. ^                            1,100          78,408
    Metlife, Inc. ^                                        3,000         209,190
    Moody's Corporation                                    2,000         100,800
    Morgan Stanley                                         3,700         233,100


                                                         NO. OF
DESCRIPTION                                              SHARES          VALUE
--------------------------------------------------------------------------------

    Prudential Financial, Inc.                             2,500         243,950
    SLM Corporation                                        2,500         124,175
    State Street Corporation ^                             1,600         109,056
    Synovus Corporation                                    2,500          70,125
    Travelers Companies, Inc. (The)                        5,092         256,331
    UnumProvident Corporation                              2,500          61,175
    Wachovia Corporation                                   5,600         280,840
    Wells Fargo & Company                                 18,000         641,160
    Western Union Company                                  4,325          90,695
                                                                    ------------
                                                                       8,533,960
                                                                    ------------
  HEALTHCARE - 10.08%
    Aetna Inc.                                             4,000         217,080
    Amgen Inc. *                                           5,000         282,850
    Celgene Corporation *                                  2,500         178,275
    Eli Lilly and Company                                  4,100         233,413
    Forest Laboratories, Inc. ^ *                          2,500          93,225
    Gilead Sciences, Inc. *                                5,000         204,350
    Johnson & Johnson                                     15,500       1,018,350
    Laboratory Corporation of America Holdings *           2,500         195,575
    McKesson Corporation ^                                 2,500         146,975
    Medco Health Solutions, Inc. *                         1,531         138,387
    Medtronic, Inc. ^                                      4,500         253,845
    Merck & Co. Inc.                                      13,700         708,153
    Schering-Plough Corporation                            8,400         265,692
    St. Jude Medical, Inc. *                               2,500         110,175
    Stryker Corporation                                    2,000         137,520
    UnitedHealth Group Incorporated ^                      7,500         363,225
    Wyeth                                                  5,000         222,750
    Zimmer Holdings, Inc. *                                2,500         202,475
                                                                    ------------
                                                                       4,972,315
                                                                    ------------
  INDUSTRIALS - 11.05%
    3M Co.                                                 2,500         233,950
    Allied Waste Industries, Inc. ^ *                      2,500          31,875
    AMR Corporation ^                                      2,500          55,725
    Boeing Company (The)                                   1,400         146,986
    Caterpillar Inc.                                       2,500         196,075
    CSX Corporation                                        5,000         213,650
    Danaher Corporation ^                                  2,500         206,775
    FedEx Corp.                                            2,500         261,875
    General Dynamics Corporation                           2,500         211,175
    General Electric Company                              49,000       2,028,600
    Honeywell International Inc.                           3,300         196,251
    Illinois Tool Works Inc.                               2,500         149,100
    Lockheed Martin Corporation ^                          2,500         271,225
    Raytheon Company ^                                     2,500         159,550
    Rockwell Automation, Inc. ^                            2,500         173,775
    United Parcel Service, Inc., Class B                   4,000         300,400
    United Technologies Corporation                        4,400         354,112
    Waste Management, Inc.                                 2,500          94,350
    Waters Corporation *                                   2,500         167,300
                                                                    ------------
                                                                       5,452,749
                                                                    ------------
  INFORMATION TECHNOLOGY - 15.24%
    Agilent Technologies Inc. *                            2,500          92,200
    Altera Corporation                                     2,500          60,200
    Apple Computer, Inc. *                                 5,000         767,700
    Applied Materials, Inc.                                8,000         165,600

                                                         NO. OF
DESCRIPTION                                              SHARES          VALUE
--------------------------------------------------------------------------------

    Automatic Data Processing, Inc.                        2,500         114,825
    Cisco Systems, Inc. *                                 22,000         728,420
    Corning Incorporated *                                 6,000         147,900
    eBay Inc. *                                            4,000         156,080
    EMC Corporation ^ *                                    8,000         166,400
    Google Inc. *                                          1,000         567,270
    Hewlett-Packard Company                               10,000         497,900
    Intel Corporation                                     13,000         336,180
    International Business Machines Corporation            5,700         671,460
    Intuit Inc. *                                          2,500          75,750
    Microsoft Corporation                                 37,500       1,104,750
    Motorola, Inc.                                         3,600          66,708
    NVIDIA Corporation *                                   3,750         135,900
    Oracle Corporation *                                  28,600         619,190
    Paychex, Inc.                                          2,500         102,500
    QUALCOMM Inc.                                          6,800         287,368
    Texas Instruments Incorporated                        11,000         402,490
    Xerox Corporation *                                    3,000          52,020
    Xilinx, Inc.                                           2,500          65,350
    Yahoo! Inc. *                                          5,000         134,200
                                                                    ------------
                                                                       7,518,361
                                                                    ------------
  MATERIALS - 2.74%
    Air Products & Chemicals, Inc. ^                       2,500         244,400
    Alcoa Inc.                                             3,000         117,360
    Allegheny Technologies, Inc.                           1,500         164,925
    Dow Chemical Company (The)                             3,500         150,710
    E. I. du Pont de Nemours and Company                   5,800         287,448
    International Paper Company                            2,300          82,501
    Monsanto Company ^                                     3,546         304,034
                                                                    ------------
                                                                       1,351,378
                                                                    ------------
  REAL ESTATE INVESTMENT TRUST - 0.51%
    Simon Property Group, Inc.                             2,500         250,000
                                                                    ------------
  TELECOMMUNICATION SERVICES - 3.73%
    AT&T Inc.                                             28,589       1,209,601
    Nokia ADR                                              2,500          94,825
    Qwest Communications International Inc. *              7,000          64,120
    Sprint Nextel Corporation                              7,437         141,303
    Verizon Communications Inc.                            7,500         332,100
                                                                    ------------
                                                                       1,841,949
                                                                    ------------
  UTILITIES - 2.65%
    Alleghany Energy Inc. ^ *                              2,500         130,650
    American Electric Power Company, Inc.                  5,500         253,440
    Duke Energy Corporation                                6,600         123,354
    Dynegy Inc.                                            5,000          46,200
    FirstEnergy Corp.                                      2,500         158,350
    Southern Company (The)                                 2,500          90,700
    TXU Corp. ^                                            4,400         301,268
    Williams Companies, Inc. (The)                         2,500          85,150
    Xcel Energy, Inc.                                      5,500         118,470
                                                                    ------------
                                                                       1,307,582
                                                                    ------------
TOTAL EQUITY SECURITIES
  (cost - $38,320,390)                                                49,157,729
                                                                    ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                   (000'S)
                                                  ----------
SHORT-TERM INVESTMENTS - 4.35%
  REPURCHASE AGREEMENTS - 4.35%
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 9/28/2007 to be
    repurchased at $1,007,713, 5.2500%,
    10/1/2007, collateralized by $1,037,204
    in United States Treasury Bonds)             $  1,007              1,007,272
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 9/28/2007 to be
    repurchased at $925,770, 2.6250%,
    10/1/2007, collateralized by $952,838
    in United States Treasury Bonds)                  926                925,567
    Bear, Stearns & Co. Inc.
    (Agreements dated 9/28/2007 to be
    repurchased at $216,344, 3.9500%,
    10/1/2007, collateralized by $223,322 in
    United States Treasury Bonds)                     216                216,273
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (cost - $2,149,112)                                                  2,149,112
                                                                    ------------
TOTAL INVESTMENTS - 103.97%
  (cost - $40,469,502)                                                51,306,841
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.97)%                       (1,960,213)
                                                                    ------------
NET ASSETS - 100.00%                                                $ 49,346,628
                                                                    ============

------------
^    Security or a portion thereof is out on loan.
*    Non-income producing security.
ADR  American Depositary Receipt
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++   Represents investment purchased with collateral received for securities on loan.


Federal Income Tax Cost: At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $40,469,502, $12,193,165, ($1,355,826), $10,837,339, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 31, 2007 with a file number 811-02363.

Other information regarding the Fund is available in the Fund's most recent semi-annual report filed with the Securities and Exchange Commission on Form N-CSR on August 31, 2007, file number 811-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2007


      /s/ Kayadti Madison
      -------------------
      Name:  Kayadti Madison
      Title: Principal Financial Officer
      Date:  November 26, 2007